Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 72,320	$ 62,867	$ 52,931
Reconciliation of net income to net cash provided by operating activities:
Depreciation of property and equipment	4,371	3,865	4,242
Amortization of intangible assets and capitalized software	15,702	17,574	17,998
Stock-based compensation	2,952	3,621	3,835
Accretion of discount on Series B Debentures	44	64	85
Capital loss from sale of property and equipment	19	195	26
Net changes in operating assets and liabilities
Decrease (increase) in net trade receivables, unbilled receivables and contract assets	(12,500)	3,960	(21,860)
Decrease (increase) in other operating assets	2,843	(10,492)	1,661
Changes in operating lease right-of-use assets	3,009	5,090	6,044
Decrease in deferred tax liabilities, net	(5,934)	(3,003)	(10,134)
Increase (decrease) in trade payables	2,126	(3,580)	4,634
Increase (decrease) in other operating liabilities	621	(4,098)	(235)
Changes in operating lease liabilities	(3,688)	(4,813)	(7,787)
Increase (decrease) deferred revenues	(407)	7,266	(7,738)
Increase in accrued severance pay, net	747	909	78
Net cash provided by operating activities	82,225	79,425	43,780
Cash flows from investing activities:
Purchase of property and equipment	(2,879)	(2,574)	(2,757)
Proceeds from sale of property and equipment	203	48	54
Capitalized software development costs	(7,133)	(6,518)	(6,097)
Net cash paid for acquisitions (b)	(375)	(8,060)	(3,466)
Investment in short-term bank deposits and other	(138,531)	(115,572)	(55,188)
Proceeds from short-term bank deposits and other	162,123	60,073	55,214
Purchase of other intangible asset		(177)	(200)
Net cash provided by (used in) investing activities	13,408	(72,780)	(12,440)
Cash flows from financing activities:
Proceeds from employee stock options exercised	98	4,809
Repayment of Series B Debentures	(19,796)	(19,796)	(19,796)
Distribution of dividend	(31,823)	(28,144)	(38,579)
Acquisition deferred payment	(630)
Acquisition of non-controlling interests	(4,131)	(161)
Dividend to non-controlling interest		(47)
Net cash used in financing activities	(56,282)	(43,339)	(58,375)
Effect of exchange rate changes on cash	(2,377)	3,125	(2,923)
Increase (decrease) in cash, and cash equivalents	36,974	(33,569)	(29,958)
Cash, cash equivalents at beginning of year	126,716	160,285	190,243
Cash and cash equivalents at end of year	163,690	126,716	160,285
(a) Cash paid during the year for:
Interest	1,043	752	1,468
Income taxes	25,610	29,886	12,846
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding cash and cash equivalents)		(627)	317
Other long-term assets	159	(2,439)
Other long-term liabilities		202
Deferred tax liability		828
Deferred payment consideration liability	(429)	1,488
Goodwill and other intangible assets	(105)	(7,512)	(3,783)
Net cash paid for acquisitions, total	(375)	(8,060)	(3,466)
(c) Non-cash transactions:
Net lease liabilities arising (modifying) from obtaining right-of-use assets	464	(4,875)	(24)
Property and equipment purchase incurred but unpaid at year end	$ 123	$ 75	$ 268